Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 145,000
Previously Paid Amount	0.00
Total Fee Amount	22.20
Total Offset Amount	0.00
Net Fee	22.20
Narrative - Max Aggregate Offering Price	$ 145,000
Final Prospectus	true